LEASES - Balance sheet disclosure (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
LEASES
Right-of-use assets, net	¥ 1,275,805	$ 182,438	¥ 542,202
Operating lease liabilities, current	424,363	60,683	195,438
Operating lease liabilities, non-current	¥ 849,936	$ 121,539	¥ 352,618